Item G.1.b.iv

BNY Mellon Alcentra Global Multi-Strategy Credit Fund, Inc.

(the "Fund")

Delinquent Section 16(a) Reports

Under Section 16(a) of the Exchange Act and Section 30(h) of the 1940 Act, and the rules thereunder, the Fund's Officers and Directors, persons owning more than 10% of the Fund's Common Stock, and certain additional persons are required to report their transactions in the Fund's Common Stock to the SEC, the New York Stock Exchange and the Fund, as applicable. Based solely on written representations of such persons and on copies of reports that have been filed with the SEC, the Fund believes that, during the fiscal year ended March 31, 2022, all filing requirements applicable to such persons were complied with except that Form 3s were not filed on a timely basis as follows:

BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser"), the Fund's investment adviser, and Alcentra NY LLC ("Sub-Adviser"), the Fund's sub-adviser, filed Form 3s on October 12, 2021 and October 4, 2021, respectively, reflecting that BNYM Investment Adviser and the Sub-Adviser, as applicable, did not own any shares of the Fund.

In addition, the following persons, each an employee of the Sub-Adviser effective September 15, 2021, filed a Form 3 on the date reflected next to their name and reported that he/she did not own any shares of the Fund:

Joseph Raymond Cantwell Brandon Chao Jane Musser Nelson Joanna Layton Laurence Raven Vinay Patel Cathy Bevan Ross Curran Daire Wheeler Eric Larsson John Randolph Miller	October 4, 2021 October 4, 2021 October 6, 2021 October 7, 2021 October 7, 2021 October 7, 2021 October 8, 2021 October 8, 2021 October 8, 2021 October 13, 2021 October 13, 2021